Depreciation and Amortization (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Depreciation and amortization expenses excluded from operating expenses
Depreciation and amortization	$ 72,373	$ 73,873	$ 299,639	$ 312,703	$ 336,725
Direct advertising expenses [Member]
Depreciation and amortization expenses excluded from operating expenses
Depreciation and amortization	68,235	69,571	283,720	297,517	318,561
General and administrative expenses [Member]
Depreciation and amortization expenses excluded from operating expenses
Depreciation and amortization	976	1,011	4,224	5,033	6,528
Corporate expenses [Member]
Depreciation and amortization expenses excluded from operating expenses
Depreciation and amortization	$ 3,162	$ 3,291	$ 11,695	$ 10,153	$ 11,636